Document and Entity Information	Oct. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001055726
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	Inovio Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14888
Entity Tax Identification Number	33-0969592
Entity Address, Address Line One	660 W. Germantown Pike
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Plymouth Meeting
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19462
City Area Code	(267)
Local Phone Number	440-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	INO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false